UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (92.9%)(a)
			Shares	Value

Aerospace and defense (3.1%)

Airbus Group SE (France)			80,722	$5,356,390

General Dynamics Corp.			30,000	3,941,100

Honeywell International, Inc.			50,025	5,605,301

Northrop Grumman Corp.			17,797	3,522,026

United Technologies Corp.			29,300	2,932,930

				21,357,747
Airlines (3.6%)

Air Canada (Canada)(NON)			532,600	3,674,376

American Airlines Group, Inc.			445,600	18,274,056

Delta Air Lines, Inc.(S)			50,800	2,472,944

				24,421,376
Automobiles (1.5%)

Fiat Chrysler Automobiles NV (Italy)(S)			437,938	3,529,780

Tesla Motors, Inc.(NON)(S)			10,189	2,341,127

Yamaha Motor Co., Ltd. (Japan)			250,300	4,163,327

				10,034,234
Banks (1.4%)

Bank of America Corp.			329,684	4,457,328

JPMorgan Chase & Co.			81,150	4,805,703

				9,263,031
Beverages (0.9%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			39,400	4,911,604

Monster Beverage Corp.(NON)			10,400	1,387,152

				6,298,756
Biotechnology (8.9%)

AMAG Pharmaceuticals, Inc.(NON)			219,020	5,125,068

Amgen, Inc.			16,600	2,488,838

ARIAD Pharmaceuticals, Inc.(NON)			291,600	1,863,324

Biogen, Inc.(NON)			24,875	6,475,460

Celgene Corp.(NON)			227,511	22,771,576

Gilead Sciences, Inc.			192,347	17,668,995

Medivation, Inc.(NON)			36,400	1,596,016

Merrimack Pharmaceuticals, Inc.(NON)(S)			326,232	2,730,562

				60,719,839
Capital markets (2.1%)

Apollo Global Management, LLC Class A			66,000	1,129,920

Charles Schwab Corp. (The)			132,100	3,701,442

E*Trade Financial Corp.(NON)			63,400	1,552,666

KKR & Co. LP			341,300	5,013,697

Morgan Stanley			121,000	3,026,210

				14,423,935
Chemicals (1.1%)

Dow Chemical Co. (The)			29,300	1,490,198

E.I. du Pont de Nemours & Co.			36,700	2,323,844

Sherwin-Williams Co. (The)			11,775	3,351,989

				7,166,031
Commercial services and supplies (0.4%)

Tyco International PLC			75,800	2,782,618

				2,782,618
Consumer finance (0.3%)

Discover Financial Services			26,800	1,364,656

Oportun Financial Corp. (acquired 6/23/15, cost $391,482) (Private)(F)(RES)(NON)			137,362	352,334

				1,716,990
Diversified consumer services (0.1%)

ITT Educational Services, Inc.(NON)(S)			434,667	1,343,121

				1,343,121
Diversified telecommunication services (0.2%)

Nippon Telegraph & Telephone Corp. (Japan)			23,700	1,020,904

				1,020,904
Energy equipment and services (0.8%)

Baker Hughes, Inc.			55,800	2,445,714

Halliburton Co.			74,767	2,670,677

				5,116,391
Food and staples retail (1.8%)

CVS Health Corp.			72,200	7,489,306

Walgreens Boots Alliance, Inc.			56,700	4,776,408

				12,265,714
Food products (0.3%)

Nomad Foods, Ltd. (United Kingdom)(NON)			93,000	837,930

TreeHouse Foods, Inc.(NON)			16,915	1,467,376

				2,305,306
Health-care equipment and supplies (1.5%)

Becton Dickinson and Co.			30,400	4,615,328

Cooper Cos., Inc. (The)			13,800	2,124,786

Intuitive Surgical, Inc.(NON)			5,700	3,425,985

				10,166,099
Health-care providers and services (1.0%)

Brookdale Senior Living, Inc.(NON)			123,200	1,956,416

Cardinal Health, Inc.			59,700	4,892,415

				6,848,831
Hotels, restaurants, and leisure (0.9%)

Chipotle Mexican Grill, Inc.(NON)			700	329,679

Hilton Worldwide Holdings, Inc.			59,400	1,337,688

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			86,900	1,434,719

Restaurant Brands International LP (Units) (Canada)			916	35,617

Wynn Resorts, Ltd.(S)			35,600	3,326,108

				6,463,811
Household durables (0.9%)

PulteGroup, Inc.			183,179	3,427,279

Skyworth Digital Holdings, Ltd. (China)			1,652,485	1,022,505

Tempur Sealy International, Inc.(NON)			28,900	1,756,831

				6,206,615
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.			332,500	4,325,825

				4,325,825
Industrial conglomerates (0.3%)

Danaher Corp.			20,495	1,944,156

				1,944,156
Insurance (1.5%)

American International Group, Inc.			64,000	3,459,200

Assured Guaranty, Ltd.			154,870	3,918,211

Genworth Financial, Inc. Class A(NON)			492,613	1,344,833

Prudential PLC (United Kingdom)			67,438	1,250,792

				9,973,036
Internet and catalog retail (6.2%)

Amazon.com, Inc.(NON)			45,475	26,995,779

Ctrip.com International, Ltd. ADR (China)(NON)(S)			86,200	3,815,212

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,378,658) (Private) (Germany)(F)(RES)(NON)			179	983,569

FabFurnish GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	27

Global Fashion Holding SA (acquired 8/2/13, cost $2,084,441) (Private) (Brazil)(F)(RES)(NON)			49,204	1,331,774

Netflix, Inc.(NON)			14,900	1,523,227

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	27

New Middle East Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	11

Priceline Group, Inc. (The)(NON)			6,003	7,737,627

				42,387,253
Internet software and services (16.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			104,411	8,251,601

Alphabet, Inc. Class A(NON)			66,048	50,388,018

Criteo SA ADR (France)(NON)(S)			75,202	3,114,867

Facebook, Inc. Class A(NON)			291,169	33,222,383

Monster Worldwide, Inc.(NON)			576,050	1,877,923

Shopify, Inc. Class A (Canada)(NON)			24,500	691,145

Tencent Holdings, Ltd. (China)			272,800	5,570,397

Yahoo!, Inc.(NON)			159,700	5,878,557

				108,994,891
IT Services (4.0%)

Computer Sciences Corp.			56,200	1,932,718

PayPal Holdings, Inc.(NON)			40,400	1,559,440

Visa, Inc. Class A			313,300	23,961,184

				27,453,342
Leisure products (0.4%)

Brunswick Corp.(S)			52,500	2,518,950

				2,518,950
Life sciences tools and services (0.1%)

Agilent Technologies, Inc.			25,700	1,024,145

				1,024,145
Media (1.6%)

Charter Communications, Inc. Class A(NON)(S)			9,000	1,821,870

Comcast Corp. Class A			56,115	3,427,504

Liberty Global PLC Ser. A (United Kingdom)(NON)			45,349	1,745,937

Live Nation Entertainment, Inc.(NON)			167,060	3,727,109

				10,722,420
Oil, gas, and consumable fuels (3.5%)

Anadarko Petroleum Corp.			78,200	3,641,774

ConocoPhillips			35,900	1,445,693

EnVen Energy Corp. 144A(F)			85,000	722,500

EOG Resources, Inc.			7,200	522,576

Gulfport Energy Corp.(NON)			120,800	3,423,472

Pioneer Natural Resources Co.			28,800	4,053,312

Scorpio Tankers, Inc.			978,315	5,703,576

Suncor Energy, Inc. (Canada)			110,000	3,063,484

Whiting Petroleum Corp.(NON)(S)			153,632	1,225,983

				23,802,370
Personal products (1.8%)

Avon Products, Inc.			1,339,611	6,443,529

Coty, Inc. Class A			132,500	3,687,475

Edgewell Personal Care Co.			29,900	2,407,847

				12,538,851
Pharmaceuticals (7.9%)

Allergan PLC(NON)			49,742	13,332,348

Bristol-Myers Squibb Co.			50,175	3,205,179

Jazz Pharmaceuticals PLC(NON)			195,857	25,569,131

Perrigo Co. PLC(S)			50,300	6,434,879

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			92,175	4,932,284

				53,473,821
Real estate investment trusts (REITs) (0.8%)

Communications Sales & Leasing, Inc.(R)			82,700	1,840,075

Gaming and Leisure Properties, Inc.(R)			110,900	3,429,028

				5,269,103
Real estate management and development (0.8%)

Kennedy-Wilson Holdings, Inc.			240,248	5,261,431

				5,261,431
Road and rail (1.2%)

Genesee & Wyoming, Inc. Class A(NON)			10,269	643,866

Union Pacific Corp.			91,998	7,318,441

				7,962,307
Semiconductors and semiconductor equipment (2.4%)

Broadcom, Ltd.			36,600	5,654,700

Intel Corp.			97,900	3,167,065

Lam Research Corp.			6,500	536,900

Micron Technology, Inc.(NON)			244,700	2,562,009

NXP Semiconductor NV(NON)			37,300	3,023,911

QUALCOMM, Inc.			23,400	1,196,676

				16,141,261
Software (4.4%)

Adobe Systems, Inc.(NON)			17,900	1,679,020

Electronic Arts, Inc.(NON)			41,300	2,730,343

Microsoft Corp.			220,700	12,189,261

Mobileye NV (Israel)(NON)(S)			37,300	1,390,917

Nintendo Co., Ltd. (Japan)			20,600	2,928,606

salesforce.com, Inc.(NON)			94,385	6,968,445

TiVo, Inc.(NON)			219,100	2,083,641

				29,970,233
Specialty retail (2.1%)

Advance Auto Parts, Inc.			12,900	2,068,386

Gap, Inc. (The)			44,500	1,308,300

Home Depot, Inc. (The)			84,336	11,252,952

				14,629,638
Technology hardware, storage, and peripherals (4.5%)

Apple, Inc.			250,423	27,293,603

EMC Corp.			76,300	2,033,395

Western Digital Corp.(S)			32,452	1,533,032

				30,860,030
Textiles, apparel, and luxury goods (0.7%)

NIKE, Inc. Class B			76,700	4,714,749

				4,714,749
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.			111,000	1,376,400

				1,376,400
Tobacco (0.7%)

Philip Morris International, Inc.			50,300	4,934,933

				4,934,933
Trading companies and distributors (0.4%)

AerCap Holdings NV (Ireland)(NON)			63,500	2,461,260

				2,461,260

Total common stocks (cost $503,615,834)				$632,661,754

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
			Shares	Value

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)			50,163	$3,675,945

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			375	962

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,444 (Private)(F)(RES)(NON)			6,490	18,399

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $48,019) (Private)(F)(RES)(NON)			9,434	43,217

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $69,646) (Private)(F)(RES)(NON)			13,683	62,682

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,056) (Private)(F)(RES)(NON)			7,114	35,150

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $117,903) (Private)(F)(RES)(NON)			15,352	106,113

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $330,694) (Private)(F)(RES)(NON)			116,033	297,625

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $418,161) (Private)(F)(RES)(NON)			146,723	376,345

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(F)(RES)(NON)			462,322	1,184,732

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $4,029,742) (Private)(F)(RES)(NON)			119,162	5,230,592

Total convertible preferred stocks (cost $9,556,390)				$11,031,762

CONVERTIBLE BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019			$2,868,000	$3,106,403

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)			2,787,000	2,863,643

Pandora Media, Inc. 144A cv. sr. unsec. notes 1 3/4s, 2020			1,371,000	1,180,774

Total convertible bonds and notes (cost $7,630,594)				$7,150,820

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

EnVen Energy Corp. 144A(F)	11/6/20	$12.50	85,000	$9

EnVen Energy Corp. 144A(F)	11/6/20	15.00	85,000	9

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	291,400	960,140

Wells Fargo & Co.(W)	10/28/18	34.01	175,913	2,754,798

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	308,400	1,340,392

Total warrants (cost $2,705,252)				$5,055,348

INVESTMENT COMPANIES (0.4%)(a)
			Shares	Value

Market Vectors Junior Gold Miners ETF(S)			104,595	$2,912,971

Total investment companies (cost $2,241,148)				$2,912,971

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Tronox, Ltd. Class A (Call)	May-16/$2.00		$341,131	$1,535,090

Tronox, Ltd. Class A (Call)	May-16/3.00		84,801	293,933

Total purchased options outstanding (cost $742,106)				$1,829,023

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$1,070,923	$1,385,217

U.S. Treasury Notes 1.750%, April 30, 2022(i)			84,000	86,090

Total U.S. treasury obligations (cost $1,471,307)				$1,471,307

SHORT-TERM INVESTMENTS (9.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	35,718,178	$35,718,178

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	25,461,809	25,461,809

SSgA Prime Money Market Fund Class N 0.40%(P)		Shares	350,000	350,000

U.S. Treasury Bills 0.29%, June 9, 2016(SEGSF)			$717,000	716,750

U.S. Treasury Bills 0.31%, May 26, 2016			160,000	159,968

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)			397,000	396,931

U.S. Treasury Bills 0.26%, April 21, 2016(SEGSF)			193,000	192,989

U.S. Treasury Bills 0.08%, April 14, 2016(SEGSF)			270,000	269,990

U.S. Treasury Bills 0.06%, April 7, 2016			120,000	119,998

Total short-term investments (cost $63,386,333)				$63,386,613

TOTAL INVESTMENTS

Total investments (cost $591,348,964)(b)				$725,499,598

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $40,774,771) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/15/16	$1,352,100	$1,323,845	$(28,255)
	Chinese Yuan (Offshore)	Sell	5/18/16	22,502,566	21,643,080	(859,486)
	Euro	Sell	6/15/16	3,712,449	3,543,828	(168,621)
	Japanese Yen	Sell	5/18/16	6,632,207	6,175,200	(457,007)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	4/20/16	3,763,518	3,439,693	323,825
	Canadian Dollar	Sell	4/20/16	3,763,518	3,515,522	(247,996)
UBS AG
	British Pound	Sell	6/15/16	1,181,436	1,133,603	(47,833)

Total						$(1,485,373)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	460,098	$—	7/28/16	(3 month USD-LIBOR-BBA minus 0.30%)	A basket (DBPTMATR) of common stocks	$(284,111)
shares	267,615	—	11/16/16	(1 month USD-LIBOR-BBA plus 0.30%)	Fiat Chrysler Auto	61,083
shares	192,565	—	11/16/16	(1 month USD-LIBOR-BBA plus 0.30%)	Fiat Chrysler Auto	43,948
shares	102,874	—	11/16/16	(1 month USD-LIBOR-BBA plus 0.30%)	Fiat Chrysler Auto	23,479
shares	54,000	—	11/16/16	(1 month USD-LIBOR-BBA plus 0.30%)	Fiat Chrysler Auto	12,324

Total		$—	$(143,277)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $680,833,312.
(b)	The aggregate identified cost on a tax basis is $608,239,972, resulting in gross unrealized appreciation and depreciation of $161,875,855 and $44,616,229, respectively, or net unrealized appreciation of $117,259,626.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,023,559, or 1.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$28,271,361	$60,297,870	$63,107,422	$24,207	$25,461,809
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $35,718,178, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,808,234.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $1,745,468 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the returns on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,704,479 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,259,749 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$96,705,383	$—	$2,315,408
Consumer staples	38,343,560	—	—
Energy	28,196,261	722,500	—
Financials	45,680,800	1,250,792	352,334
Health care	132,232,735	—	—
Industrials	55,573,074	5,356,390	—
Information technology	213,419,757	—	—
Materials	7,166,031	—	—
Telecommunication services	1,020,904	—	—
Utilities	4,325,825	—	—
Total common stocks	622,664,330	7,329,682	2,667,742
Convertible bonds and notes	—	7,150,820	—
Convertible preferred stocks	—	3,675,945	7,355,817
Investment companies	2,912,971	—	—
Purchased options outstanding	—	1,829,023	—
U.S. treasury obligations	—	1,471,307	—
Warrants	2,754,798	2,300,550	—
Short-term investments	25,811,809	37,574,804	—

Totals by level	$654,143,908	$61,332,131	$10,023,559

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,485,373)	$—
Total return swap contracts	—	(143,277)	—

Totals by level	$—	$(1,628,650)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Common stocks*:
Consumer discretionary	$2,444,593	$—	$—	$(129,185)	$—	$—	$—	$—	$2,315,408
Financials	352,334	—	—	—	—	—	—	—	352,334
Total common stocks	$2,796,927	$—	$—	$(129,185)	$—	$—	$—	$—	$2,667,742
Convertible preferred stocks	$7,355,817	—	—	—	—	—	—	—	$7,355,817

Totals	$10,152,744	$—	$—	$(129,185)	$—	$—	$—	$—	$10,023,559

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $129,185 related to Level 3 securities still held at period end.
The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques		Unobservable Input		Range of unobservable inputs (Weighted Average)		Impact to Valuation from an Increase in Input (1)

Private Equity	$983,569	Comparable multiples		EV/sales multiple		3.1x-5.6x (4.8x)		Increase
				Liquidity discount		10%		Decrease
Private Equity	$7,708,151	Market transaction price		Liquidity Discount		10%		Decrease
Private Equity	$1,331,839	Comparable multiples		EV/sales multiple		0.7x-2.1x (1.5x)		Increase
				Liquidity discount		25%		Decrease
(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$323,825	$1,809,198
Equity contracts	7,025,205	284,111

Total	$7,349,030	$2,093,309

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$2,900,000
Written equity option contracts (contract amount)		$1,600,000
Forward currency contracts (contract amount)		$47,500,000
OTC total return swap contracts (notional)		$18,900,000
Warrants (number of warrants)		950,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Deutsche Bank AG	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$140,834	$—	$—	$140,834
	Forward currency contracts#	—	—	—	—	323,825	—	323,825
	Purchased options#	293,933	1,535,090	—	—	—	—	1,829,023

	Total Assets	$293,933	$1,535,090	$—	$140,834	$323,825	$—	$2,293,682

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	284,111	—	—	284,111
	Forward currency contracts#	—	—	1,513,369	—	247,996	47,833	1,809,198
	Written options#	—	—	—	—	—	—	—

	Total Liabilities	$—	$—	$1,513,369	$284,111	$247,996	$47,833	$2,093,309

	Total Financial and Derivative Net Assets	$293,933	$1,535,090	$(1,513,369)	$(143,277)	$75,829	$(47,833)	$200,373
	Total collateral received (pledged)##†	$220,000	$1,385,217	$(1,259,749)	$130,000	$75,829	$—
	Net amount	$73,933	$149,873	$(253,620)	$(273,277)	$—	$(47,833)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016